UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio

April 30, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 66.2%

	Belgium – 2.7%

$55	Kingdom of Belgium	4.000%	3/28/13	AA+	$85,382
	Canada – 1.4%

30	Canadian Government Bond	8.000%	6/01/27	AAA	44,919
	France – 4.5%

65	Republic of France	8.500%	4/25/23	AAA	144,236
	Greece – 21.0%

83	Hellenic Republic	4.100%	8/20/12	A1	128,655

357	Hellenic Republic	4.300%	7/20/17	A1	545,461
440	Total Greece				674,116
	Italy – 17.5%

360	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.250%	10/15/12	Aa2	563,742
	Netherlands – 4.3%

80	Netherlands Government Bond	5.500%	1/15/28	AAA	137,718
	Spain – 4.3%

90	Bonos y Obligado Del Estado, Government of Spain	3.900%	10/31/12	AAA	139,468
	Turkey – 3.2%

150	Republic of Turkey, Government Bond	14.000%	9/26/12	N/R	103,891
	United Kingdom – 7.3%

90	United Kingdom, Treasury Bill	8.000%	6/07/21	AAA	233,343
$1,360	Total Sovereign Debt (cost $2,093,121)				2,126,815

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 32.3%

	U.S. Government and Agency Obligations – 25.6%

$825	Federal Home Loan Banks, Discount Notes	0.000%	5/07/08	Aaa	$824,711
	Repurchase Agreements – 6.7%

215	Repurchase Agreement with State Street Bank, dated 4/30/08, repurchase price $215,276, collateralized by $185,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $220,076	1.730%	5/01/08		215,266
$1,040	Total Short-Term Investments (cost $1,039,977)				1,039,977
	Total Investments (cost $3,133,098) – 98.5%				3,166,792

	Other Assets Less Liabilities – 1.5%				48,735

	Net Assets – 100%				$3,215,527

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio (continued)

April 30, 2008

Forward Foreign Currency Contracts outstanding at April 30, 2008:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Brazilian Real	170,650	U.S. Dollar	103,050	5/05/08	$520
Canadian Dollar	102,015	U.S. Dollar	100,000	7/11/08	(1,235)
Canadian Dollar	46,021	U.S. Dollar	45,076	9/18/08	(573)
Czech Koruna	1,260,250	Euro	50,000	8/05/08	(24)
Euro	30,000	U.S. Dollar	47,212	7/17/08	537
Euro	50,000	Hungarian Forint	12,770,000	8/05/08	154
Euro	1,218,640	U.S. Dollar	1,910,706	9/18/08	20,526
Euro	70,000	Iceland Krona	7,232,400	9/24/08	(13,489)
Hungarian Forint	16,309,000	U.S. Dollar	100,104	7/09/08	254
Iceland Krona	7,232,400	Euro	63,403	9/24/08	3,260
Indian Rupee	4,046,000	U.S. Dollar	100,000	6/09/08	447
Indonesian Rupiah	913,500,000	U.S. Dollar	97,701	6/10/08	(765)
Japanese Yen	10,745,500	U.S. Dollar	100,000	5/01/08	(3,343)
Japanese Yen	10,192,900	U.S. Dollar	100,000	7/07/08	1,588
New Taiwan Dollar	3,010,000	U.S. Dollar	100,000	7/11/08	668
New Turkish Lira	64,265	U.S. Dollar	50,000	5/14/08	(140)
New Turkish Lira	59,185	U.S. Dollar	46,613	5/14/08	437
New Turkish Lira	131,475	U.S. Dollar	98,621	5/14/08	(3,958)
New Turkish Lira	134,455	U.S. Dollar	100,000	5/14/08	(4,903)
New Zealand Dollar	100,000	U.S. Dollar	78,102	5/05/08	16
New Zealand Dollar	20,000	U.S. Dollar	15,894	5/05/08	277
Pound Sterling	122,622	U.S. Dollar	239,211	9/18/08	(2,174)
Singapore Dollar	140,110	U.S. Dollar	100,000	5/14/08	(3,386)
Singapore Dollar	137,700	U.S. Dollar	100,000	7/11/08	(1,857)
South Korean Won	94,915,000	U.S. Dollar	95,719	7/22/08	1,138
Swiss Franc	101,058	U.S. Dollar	100,000	7/07/08	2,396
U.S. Dollar	107,565	Japanese Yen	10,745,500	5/01/08	(4,222)
U.S. Dollar	100,000	Brazilian Real	170,650	5/05/08	2,530
U.S. Dollar	96,026	New Zealand Dollar	120,000	5/05/08	(2,323)
U.S. Dollar	101,891	Singapore Dollar	140,110	5/14/08	1,495
U.S. Dollar	100,000	New Turkish Lira	123,450	5/14/08	(3,683)
U.S. Dollar	100,000	New Turkish Lira	131,000	5/14/08	2,208
U.S. Dollar	100,000	New Turkish Lira	130,310	5/14/08	1,669
U.S. Dollar	102,394	Brazilian Real	170,650	6/03/08	(642)
U.S. Dollar	50,000	Argentine Peso	158,950	6/17/08	(409)
U.S. Dollar	100,000	Mexican Peso	1,071,800	7/03/08	1,334
U.S. Dollar	50,000	South African Rand	399,515	7/07/08	1,939
U.S. Dollar	100,000	Hungarian Forint	16,309,000	7/09/08	(149)
U.S. Dollar	202,554	Indian Rupee	8,092,000	6/09/08	(3,448)
U.S. Dollar	100,000	Indonesian Rupiah	913,500,000	6/10/08	(1,534)
U.S. Dollar	91,810	Australian Dollar	100,000	7/11/08	1,646
U.S. Dollar	100,000	Norwegian Krone	505,550	7/17/08	(1,406)
U.S. Dollar	47,212	New Russian Ruble	1,114,589	7/17/08	(231)
U.S. Dollar	50,000	New Russian Ruble	1,175,250	7/17/08	(461)
U.S. Dollar	104,780	Colombian Peso	190,700,000	7/18/08	1,699
U.S. Dollar	48,439	South African Rand	380,450	7/25/08	808
U.S. Dollar	94,400	New Zealand Dollar	120,000	7/28/08	(2,011)
U.S. Dollar	56,519	Euro	35,704	9/18/08	(1,141)
U.S. Dollar	29,260	Euro	18,477	9/18/08	(601)
U.S. Dollar	50,000	Ukraine Hryvna	256,000	10/09/08	121
					$(10,441)

Futures Contracts outstanding at April 30, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at April 30, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JGB 10-Year Future	Long	8	6/08	$1,051,229	$(17,310)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

N/R	Not rated.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At April 30, 2008, the cost of investments was $3,135,333.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$46,044
Depreciation	(14,585)
Net unrealized appreciation (depreciation) of investments	$31,459

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Managed Accounts Portfolio

April 30, 2008

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Municipal Bonds – 0.8%

	National – 0.8%
$40	Connecticut State, General Obligation Bonds, Series 2008A, 5.850%, 3/15/32		3/18 at 100.00	AA	$41,017

	Total Municipal Bonds (cost $40,000)				41,017

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Mortgage-Backed Securities – 91.3%

	Residential – 91.3%

$181	Federal National Mortgage Association Pool 946228	6.171%	9/01/37	AAA	$184,338

2,200	Federal National Mortgage Association (MDR) (WI/DD)	6.000%	TBA	AAA	2,249,157

1,200	Federal National Mortgage Association (MDR) (WI/DD)	5.000%	TBA	AAA	1,178,813

1,400	Federal National Mortgage Association (MDR) (WI/DD)	5.500%	TBA	AAA	1,407,657
$4,981	Total Mortgage-Backed Securities (cost $4,974,236)				5,019,965

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	U.S. Government and Agency Obligations – 60.8%

$470	United States of America Treasury Bonds	6.250%	8/15/23	AAA	$565,800

425	United States of America Treasury Notes	3.125%	11/30/09	AAA	431,375

825	United States of America Treasury Securities, STRIPS	0.000%	11/15/10	AAA	777,487

1,400	United States of America Treasury Securities, STRIPS	0.000%	11/15/12	AAA	1,221,919

60	United States of America Treasury Securities, STRIPS	0.000%	5/15/17	AAA	41,612

350	United States of America Treasury Securities, STRIPS	0.000%	2/15/18	AAA	233,452

260	United States of America Treasury Securities, STRIPS	0.000%	2/15/37	Aaa	69,809
$3,790	Total U.S. Government and Agency Obligations (cost $3,286,319)				3,341,454

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 37.3%

$2,052	Repurchase Agreement with State Street Bank, dated 4/30/08, repurchase price $2,052,347, collateralized by $1,760,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $2,093,696	1.730%	5/01/08		$2,052,247

	Total Short-Term Investments (cost $2,052,247)				2,052,247

	Total Investments (cost $10,352,802) – 190.2%				10,454,683

	Other Assets Less Liabilities – (90.2)%				(4,958,064)

	Net Assets – 100%				$5,496,619

Credit Default Swaps outstanding at April 30, 2008:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at April 30, 2008	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan Chase Bank, N.A.	CDX.NA.IG.9	Sell	$4,100,000	0.600%	12/20/12	(64,284)	$(35,341)

Futures Contracts outstanding at April 30, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at April 30, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	1	6/08	$212,688	$(1,019)
U.S. 5-Year Treasury Note	Long	3	6/08	335,953	(8,564)
					$(9,583)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

MDR	Denotes investment is subject to dollar roll transactions and deemed purchased on a when-issued basis.

TBA	To be announced. Maturity date not known prior to the settlement of the transaction.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At April 30, 2008, the cost of investments was $10,354,265.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$114,883
Depreciation	(14,465)
Net unrealized appreciation (depreciation) of investments	$100,418

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

April 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Municipal Bonds – 82.7%

	Alabama – 0.3%

$90	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.250%, 11/15/20	11/15 at 100.00	Baa1		$87,581
	Alaska – 0.5%

145	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2006-2, 5.500%, 12/01/21 –MBIA Insured (Alternative Minimum Tax)	12/16 at 100.00	AAA		148,499
	Arizona – 1.9%

500	Arizona Health Facilities Authority, Catholic Healthcare West, Auction Rate Revenue Bonds, Series 2005D, 4.750%, 7/01/35 – AMBAC Insured	No Opt. Call	AAA		500,000

100	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		101,258
600	Total Arizona				601,258
	California – 4.6%

475	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2002A, 5.750%, 6/01/30 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB	(4)	518,505

250	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1		244,533

225	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Refunding, Series 2007A, 5.250%, 12/15/23	12/17 at 100.00	A–		225,070

500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/17	5/08 at 100.00	A		499,970
1,450	Total California				1,488,078
	Colorado – 1.4%

75	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/15	No Opt. Call	BBB–		75,410

200	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/17	6/16 at 100.00	A–		207,594

150	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/14 – FGIC Insured	11/11 at 100.00	A+		153,909
425	Total Colorado				436,913
	Delaware – 1.1%

345	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2004A, 5.000%, 6/01/08	No Opt. Call	BBB+		345,455
	District of Columbia – 0.6%

200	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	5/11 at 101.00	BBB		200,600
	Florida – 4.1%

25	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R		21,373

25	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R		20,704

500	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+		525,205

400	Palm Beach County School Board, Florida, Certificates of Participation, Series 2008B, 5.000%, 8/01/25 (Mandatory put 8/01/11) – FGIC Insured	No Opt. Call	AA–		411,572

75	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.750%, 10/01/22	10/17 at 100.00	BBB		73,878

75	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R		74,293

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$200	University of Florida Research Foundation, Inc., Capital Improvement Revenue Bonds, Series 2003, 5.125%, 9/01/33 – AMBAC Insured	9/09 at 100.00	Aaa	$200,896
1,300	Total Florida			1,327,921
	Georgia – 2.2%

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	A1	664,188

60	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/18	10/17 at 100.00	A2	62,116
710	Total Georgia			726,304
	Idaho – 2.0%

	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1:
130	5.625%, 7/01/28 (WI/DD, Settling 5/15/08) (Alternative Minimum Tax)	1/17 at 100.00	Aaa	130,787
500	6.250%, 7/01/38 (WI/DD, Settling 5/15/08) (Alternative Minimum Tax)	1/17 at 100.00	Aaa	518,800
630	Total Idaho			649,587
	Illinois – 9.4%

500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AAA	509,975

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21 (WI/DD, Settling 5/15/08)	8/18 at 100.00	A–	777,283

150	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	4/17 at 100.00	Baa1	145,415

100	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	A–	93,788

400	Illinois Finance Authority, Revenue Refunding Bonds, DePaul University, Series 2008, 3.500%, 10/01/26 (Mandatory put 4/01/11) – XLCA Insured	No Opt. Call	A3	395,888

75	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/13	No Opt. Call	Baa3	75,082

205	Kane County, Illinois, Community Unit School District 304 Geneva, General Obligation Bonds, Series 2008, 5.250%, 1/01/23 – FSA Insured	1/18 at 100.00	AAA	219,258

250	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/30	1/16 at 100.00	AA–	246,480

250	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA+	298,653

250	Saint Clair County High School District 203, O’Fallon, Illinois, General Obligation Bonds, Series 2007, 5.750%, 12/01/26 – AMBAC Insured	12/17 at 100.00	AAA	270,663
2,930	Total Illinois			3,032,485
	Indiana – 8.2%

250	Central Nine Career Charter School Building Corporation, Indiana, General Obligation Bonds, Series 2007, 5.500%, 1/15/17	No Opt. Call	A	270,620

750	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage Revenue Bonds, Series 2007A, 5.000%, 7/15/20 – FGIC Insured	No Opt. Call	A	771,583

	Indiana Finance Authority, Revenue Bonds Children,s Museum Project, Series 2008:
500	5.000%, 10/01/26 (WI/DD, Settling 5/14/08)	7/18 at 100.00	Aa3	499,380
280	5.000%, 10/01/28 (WI/DD, Settling 5/14/08)	7/18 at 100.00	Aa3	276,461

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	A	260,603

200	Noblesville Redevelopment Authority, Indiana, Lease Rental Revenue Bonds, Hamilton Town Project, Series 2006, 5.000%, 8/01/23	8/16 at 100.00	A+	202,548

300	Portage Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2008, 5.250%, 1/15/19 – CIFG Insured	1/18 at 100.00	A+	313,149

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Indiana (continued)

$75	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	BBB+		$69,163
2,605	Total Indiana				2,663,507
	Kansas – 0.8%

65	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A, 5.750%, 9/01/29	9/17 at 100.00	N/R		61,632

200	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008A, 4.125%, 9/01/37 (Mandatory put 3/01/13)	3/12 at 100.00	A+		199,322
265	Total Kansas				260,954
	Louisiana – 0.3%

100	Greystone Community Development District, Louisiana, Special Assessment Bonds, Livingston Parish, Series 2007, 6.750%, 12/01/22	12/14 at 100.00	N/R		99,946
	Maryland – 1.5%

500	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007D, 4.650%, 9/01/22 (Alternative Minimum Tax)	3/17 at 100.00	Aa2		474,645
	Massachusetts – 0.6%

250	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/37 – ACA Insured	1/17 at 100.00	N/R		201,513
	Michigan – 3.0%

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA		525,065

150	Michigan Higher Education Facilities Authority, Revenue Bonds, Kalamazoo College Project, Series 2007, 5.000%, 12/01/33	12/17 at 100.00	A1		146,190

200	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2003, XVII-I, 4.750%, 3/01/18 – AMBAC Insured (Alternative Minimum Tax)	3/14 at 100.00	AAA		195,714

100	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 4.750%, 10/15/25	10/08 at 100.00	A+		97,792
950	Total Michigan				964,761
	Minnesota – 0.7%

200	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1992A, 8.500%, 3/01/19	8/12 at 101.00	A		236,824
	Missouri – 0.2%

75	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.250%, 9/01/15	No Opt. Call	N/R		72,710
	New Hampshire – 0.7%

250	New Hampshire Health and Educational Facilities Authority, Revenue Bonds, Saint Anselm College, Series 2004, 3.258%, 7/01/32 – MBIA Insured (5)	5/08 at 100.00	AAA		241,391
	New Jersey – 8.2%

100	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.625%, 6/15/19	6/10 at 100.00	BBB		100,042

500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2007-T3, 5.000%, 9/01/20 (Mandatory put 9/01/14) – FSA Insured	No Opt. Call	AAA		527,860

570	New Jersey Educational Facilities Authority, Revenue Bonds, St. Peter’s College, Series 1998B, 5.500%, 7/01/27 (Pre-refunded 7/01/08)	7/08 at 102.00	BB+	(4)	584,501

600	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.125%, 7/01/22 (WI/DD, Settling 5/14/08)	7/18 at 100.00	A+		609,468

805	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008X, 5.000%, 4/01/17 (WI/DD, Settling 5/01/08) (Alternative Minimum Tax)	No Opt. Call	AA		825,526
2,575	Total New Jersey				2,647,397

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico – 0.7%

$250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Series 2007A, 5.150%, 6/01/37 – FGIC Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa3	$235,293
	New York – 4.8%

500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/23 – FSA Insured	5/18 at 100.00	AAA	564,950

350	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006A, 5.000%, 11/15/25	11/16 at 100.00	A	356,570

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	98,435

500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	518,700
1,450	Total New York			1,538,655
	North Carolina – 1.5%

100	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/21	10/17 at 100.00	BBB	98,952

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	380,345
450	Total North Carolina			479,297
	Ohio – 4.3%

100	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB	94,193

240	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	AA–	250,241

300	Hamilton County, Ohio, Sewer System Revenue Bonds, Greater Cincinnati Metropolitan Sewer District, Series 2007A, 5.250%, 12/01/22	12/17 at 100.00	AA	321,699

200	Huron County, Ohio, Hospital Facilities Revenue Bonds, Fisher-Titus Medical Center, Series 2007, 5.250%, 12/01/17	6/17 at 100.00	A	210,620

500	Lorain County, Ohio, Hospital Revenue Bonds, Catholic Healthcare Partners Inc, Series 2006H, 3.950%, 2/01/29	5/08 at 100.00	AAA	500,000
1,340	Total Ohio			1,376,753
	Oregon – 0.5%

150	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A, 5.500%, 4/01/27	4/18 at 100.00	BBB+	155,922
	Pennsylvania – 1.1%

250	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/25	10/18 at 100.00	BBB	255,720

100	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 5.200%, 7/01/12	7/10 at 101.00	N/R	101,462
350	Total Pennsylvania			357,182
	Rhode Island – 0.6%

200	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2007 Series 57-B, 5.150%, 4/01/22 (Alternative Minimum Tax)	4/17 at 100.00	AA+	200,204
	South Carolina – 2.8%

500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30	12/16 at 100.00	A–	500,495

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

April 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
$300	6.000%, 5/15/22	5/11 at 101.00	BBB	$302,232
100	6.375%, 5/15/30	No Opt. Call	BBB	98,428
900	Total South Carolina			901,155
	Texas – 9.1%

500	Dallas-Fort Worth International Airport, Texas, Acution Rate Revenue Bonds, Series 2004-A1, 5.750%, 11/01/18 – MBIA Insured (Alternative Minimum Tax)	11/09 at 100.00	AAA	505,120

500	Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, General Obligation Bonds, Series 2005A, 5.250%, 8/15/22 – FGIC Insured	8/15 at 100.00	AA	528,465

250	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/23 – FGIC Insured	5/14 at 100.00	AA	255,835

650	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 1998A, 6.000%, 7/01/13 – FGIC Insured (Alternative Minimum Tax)	7/08 at 101.00	A+	657,943

380	North Texas Municipal Water District, Water System Revenue Bonds, Series 2006, 5.000%, 9/01/20 – FGIC Insured	9/16 at 100.00	AA+	400,984

	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008A:
200	6.000%, 1/01/19	1/18 at 100.00	A2	223,298
325	6.000%, 1/01/23 – MBIA Insured	1/18 at 100.00	AAA	362,320
2,805	Total Texas			2,933,965
	Utah – 3.2%

750	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2008A, 5.250%, 7/01/20	7/13 at 100.00	A1	778,266

100	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R	95,552

150	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	147,155
1,000	Total Utah			1,020,973
	Virginia – 0.3%

100	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A, 5.250%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA–	97,841
	Washington – 0.5%

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	No Opt. Call	N/R	95,706

75	Skagit County Public Hospital District 1 , Washington, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	74,459
175	Total Washington			170,165
	Wisconsin – 1.0%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
200	5.000%, 6/01/08	No Opt. Call	BBB	200,064
75	6.125%, 6/01/27	6/12 at 100.00	BBB	75,170
40	6.375%, 6/01/32	6/12 at 100.00	BBB	40,242
315	Total Wisconsin			315,476
$26,080	Total Long-Term Investments (cost $26,874,816)			26,691,210

Principal Amount (000)	Description (1)	Value

	Short-Term Investments – 25.4%

$8,204	State Street Global Advisors Money Market Fund, Tax Free Obligation	$8,204,437

	Total Short-Term Investments (cost $8,204,437)	8,204,437

	Total Investments (cost $35,079,253) – 108.1%	34,895,647

	Other Assets Less Liabilities – (8.1)%	(2,600,878)

	Net Assets – 100%	$32,294,769

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured and MBIA-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds to BB. Subsequent to April 30, 2008, and at the time this report was prepared, at least one rating agency further reduced the rating for CIFG-insured bonds to BB and MBIA-insured bonds to A. As of April 30, 2008, at least one rating agency has placed XLCA-insured bonds on “negative credit watch” and one or more rating agencies have placed each of these insurers on “negative outlook”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $35,079,215.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$101,393
Depreciation	(284,961)
Net unrealized appreciation (depreciation) of investments	$(183,568)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 27, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 27, 2008